Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants [Abstract]
WARRANTS

NOTE 9 – WARRANTS

Accounting for warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding.

Public and Private Placement Warrants (Successor)

At March 31, 2025 and December 31, 2024, there were 91,925 Public and Private Placement Warrants outstanding, each with a right to purchase one share of Common Stock for $1,150. The Public and Private Placement Warrants became exercisable 30 days after the Merger. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the warrants and a current prospectus relating to such Common Stock. The Public and Private Placement Warrants were registered under a resale registration statement on Form S-1 (File No. 333-279156), which was declared effective by the Securities and Exchange Commission on July 5, 2024.

Notwithstanding the foregoing, Public and Private Placement Warrant holders may, during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public and Private Placement Warrants will expire five years after the Merger or earlier upon redemption or liquidation.

Once the warrants became exercisable, the Company may, with 30 days prior notice, redeem the Public Warrants in whole and not in part, at a price of $0.01 per warrant if the shares underlying the warrants are registered and if the closing price of Common Stock equals or exceeds $1,800.00 for 20 of the prior 30 trading days. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants.

As discussed above, the Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Management has concluded that the Public Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Series A Common Warrants (Successor) - February 2024

The Company’s 6,127 Series A Common Warrants are initially exercisable for cash at an exercise price equal to the greater of (x) $920 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (y) the closing price of the Common Stock on the trading day immediately prior to the Subscription Date (as defined in the Series A Common Warrant Agreement). The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the February 2024 PIPE Common Warrants will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment. On stockholder approval for the issuance of shares underlying the warrants, granted April 30, 2024, the exercise price of the Series A Common Warrants was adjusted to $139 per share, per the terms of the Securities Purchase Agreement.

The Series A Common Warrants will be exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The Series A Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the Series A Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Series A Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of February 2024 PIPE Common Warrants has the right to acquire the same as if the holder had exercised its Series A Common Warrants. The holders of Series A Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The Series A Common Warrants prohibit us from entering into specified fundamental transactions unless the Successor entity assumes all of our obligations under the Series A Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of Series A Common Warrants will thereafter have the right to receive upon exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Series A Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of Series A Common Warrants can request the Company to exchange the then unexercised portion of their Series A Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

The Company’s Series A Common Warrants are exercisable into Common Stock and are recorded as equity.

September 2024 Series C Common Warrants (Successor)

The Company’s 81,753 September 2024 Series C Common Warrants are initially exercisable for cash at an initial exercise price equal to $9.80 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The exercise price is also subject to adjustment for the sale of Common Stock, or issuance or modification of options to result in the purchase of one share of Common Stock at an effective price per share lower than the then current Series C Common Warrant exercise price. Additionally, should the Company issue any variable priced convertible securities, the holders may elect an alternative exercise price that allows exercise at the effective purchase price applicable to the convertible security.

The September 2024 Series C Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expire on the third anniversary of the Initial Exercisability Date. The Series C Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the Series C Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Series C Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of Series C Common Warrants has the right to acquire the same as if the holder had exercised its Series C Common Warrants. The holders of Series C Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The Series C Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the Series C Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of Series C Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Series C Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of Series C Common Warrants can request the Company to exchange the then unexercised portion of their Series C Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company, in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

On February 5, 2025, in connection with the sale of pre-funded warrants and common stock (See Note 8), the exercise price of the Series C Common Warrants was lowered to $0.04 per warrant share. Upon the trigger of the down-round provision of the Series C Common Warrants, on February 5, 2025, the Company recorded a deemed dividend of $83,083 which represents the fair value transferred to the warrant holders from the down-round feature being triggered. The Company calculated the difference between the Series C Common Warrant’s fair value on February 5, 2025, the date the down-round feature was triggered, using the current exercise price at the time of $9.80 and the new exercise price of $0.04. The deemed dividend increased net loss attributable to common shareholders by $83,083 in the condensed consolidated statement of operations for the three months ended March 31, 2025. The fair value of the Series C Common Warrants immediately prior to and immediately after the exercise price adjustment, were estimated using the Black-Scholes option-pricing model with the following assumptions:

February 5, 2025
Exercise price	$0.04 to $9.80
Term (years)	3.0
Expected stock price volatility	109.17%
Risk-free rate of interest	4.19%

The Company’s Series C Common Warrants are exercisable into Common Stock and are recorded as equity.

December 2024 and January 2025 Common Warrants (Successor)

On December 23, 2024, the Company issued warrants to purchase an aggregate of 84,061 shares of Common Stock to certain investors affiliated with each other to induce investors to exercise their Series A Preferred Warrants for cash (the “December 2024 Common Warrants”). The December 2024 Common Warrants are exercisable for cash at an initial exercise price equal to $5.61 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The December 2024 Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expire on the third anniversary of the Initial Exercisability Date. The December 2024 Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise. If at the time of exercise of the December 2024 Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the December 2024 Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

On January 6, 2025, the Company issued warrants to purchase an aggregate of 163,853 shares of Common Stock to certain investors affiliated with each other to induce investors to exercise their Series A Preferred Warrants for cash (the “January 2025 Common Warrants”). The January 2025 Common Warrants are exercisable for cash at an initial exercise price equal to $5.82 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The January 2025 Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expire on the third anniversary of the Initial Exercisability Date. The January 2025 Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise. If at the time of exercise of the January 2025 Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the January 2025 Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of December 2024 Common Warrants and January 2025 Common Warrants have the right to acquire the same as if the holder had exercised its December 2024 Common Warrants or January 2025 Common Warrants. The holders of December 2024 Common Warrants and January 2025 Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The December 2024 Common Warrants and January 2025 Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the December 2024 Common Warrants and January 2025 Common Warrants agreements before the transaction is completed. Upon specified corporate events, a holder of December 2024 Common Warrants and January 2025 Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the December 2024 Common Warrants and January 2025 Common Warrants been exercised immediately prior to the applicable corporate event. Upon the consummation of any Fundamental Transaction, the Company shall exchange the December 2024 Common Warrants and January 2025 Common Warrants for consideration equal to the Black Scholes Value of such portion of the December 2024 Common Warrants and January 2025 Common Warrants subject to exchange (collectively, the “Aggregate Black Scholes Value”) in the form of, at the Company’s election (such election to pay in cash or by delivery of the Rights (as defined below), a “Consideration Election”), either (I) rights (with a beneficial ownership limitation, mutatis mutandis) (the “Rights”), convertible in whole, or in part, at any time, without the requirement to pay any additional consideration, at the option of the Holder, into such Corporate Event Consideration applicable to such Fundamental Transaction equal in value to the Aggregate Black Scholes Value issuable upon conversion of the Rights to be determined in increments of 10% (or such greater percentage as the Holder may notify the Company from time to time) of the portion of the Aggregate Black Scholes Value attributable to such Shares (the “Share Value Increment”), with the aggregate number of Shares issuable upon exercise of the Rights with respect to the first Successor Share Value Increment determined based on 70% of the Closing Bid Price of the Shares on the date the Rights are issued and on each of the nine subsequent Trading Days, in each case, the aggregate number of additional Shares issuable upon exercise of the Rights shall be determined based upon a Share Value Increment at 70% of the Closing Bid Price of the Shares in effect for such corresponding Trading Day (such ten (10) Trading Day period commencing on, and including, the date the Rights are issued, the “Rights Measuring Period”), or (II) in cash; provided, that the Company shall not consummate a Fundamental Transaction if the Corporate Event Consideration includes capital stock or other equity interest (the “Successor Shares”) either in an entity that is not listed on an Eligible Market or an entity in which the daily share volume for the applicable Successor Shares for each of the twenty Trading Days prior to the date of consummation of such Fundamental Transaction is less than the aggregate number of Successor Shares issuable to the Holder upon conversion in full of the applicable Rights (without regard to any limitations on conversion therein, assuming the exercise in full of the Rights on the date of issuance of the Rights and assuming the Closing Bid Price of the Successor Shares for each Trading Day in the Rights Measuring Period is the Closing Bid Price on the Trading Day ended immediately prior to the time of consummation of the Fundamental Transaction).

The Company’s December 2024 Common Warrants and January 2025 Common Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment. The Company has recorded the December 2024 Common Warrants and January 2025 Common Warrants as equity.

On December 23, 2024, in connection with the issuance of the December 2024 Warrants, the Company calculated the fair value of such warrants using the Black-Scholes option-pricing model, and the Company determined that the aggregate total fair value of the December 2024 Warrants amounted to approximately $0.3 million, which were considered offering costs and were netted against the net proceeds received from the exercise of Series A Preferred Warrants under the guidance of ASU 2021-04. These offering costs are offset in additional paid-in capital with no impact on equity.

On January 6, 2025, in connection with the issuance of the January 2025 Common Warrants, the Company calculated the fair value of such warrants using the Black-Scholes option-pricing model, and the Company determined that the aggregate total fair value of the January 2025 Common Warrants amounted to approximately $0.7 million, which were considered offering costs and were netted against the net proceeds received from the exercise of Series A Preferred Warrants under the guidance of ASU 2021-04. These offering costs are offset in additional paid-in capital with no impact on equity.

Preferred Warrants

The 2,500 Preferred Warrants were initially exercisable for cash at an exercise price equal to $800. The exercise price was subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Series A Preferred Stock issuable upon the exercise of the Preferred Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

We had the right, conditional upon the share price of CERO stock to be trading above $100.00 per share, to require the holders of Preferred Warrants to exercise such Preferred Warrants into up to an aggregate number of shares of Preferred Stock equal to the holder’s pro rata amount of 2,500 shares of Preferred Stock. In connection with the Series C PIPE Financing, we agreed with certain holders of the Preferred Warrants not to exercise such right to require such exercise by the holders thereof in consideration for their investment in the Series C PIPE Financing.

The Preferred Warrants prohibited us from entering into specified fundamental transactions unless the Successor assumes all of our obligations under the Preferred Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of the Preferred Warrants thereafter had the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Preferred Warrant been exercised immediately prior to the applicable corporate event.

During the three months ended March 31, 2025, 625 Series A Preferred Warrants were exercised into 625 shares of Series A Preferred Stock for gross proceeds of $500,000. During the three months ended March 31, 2024, no Series A Preferred Warrants were exercised into shares of Series A Preferred Stock.

The Company’s Preferred Warrants were exercisable into Series A Preferred Stock, which had no cash redemption features that required liability treatment. The Company recorded the Preferred Warrants as equity.

February 2025 Pre-funded Warrants and February 2025 Common Warrants

On February 5, 2025, in connection with the February 2025 Offering (See Note 8), the Company sold (i) 300,000 shares of Common Stock, (ii) Pre-Funded Warrants to purchase up to 2,251,020 shares of Common Stock, and (iii) Common Warrants to purchase up to 2,551,020 shares of common stock, at a combined public offering price of $1.96 per share and Warrant. During the three months ended March 31, 2025, 1,824,280 shares of its common stock were issued following the exercise of certain Pre-Funded Warrants. As of March 31, 2025, The remaining 426,740 Pre-Funded Warrants remain exercisable.

Additionally, in connection with the February 2025 Offering, the Company issued the February 2025 Common Warrants to purchase up to 2,551,020 shares of common stock with an exercise price of $1.96 per share, which are immediately exercisable upon stockholder approval and have a term of exercise equal to five years following date of the initial exercise date. The exercise price and number of shares of Common Stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the Common Stock and the exercise price.

A summary of outstanding warrants as of March 31, 2025 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public and Private Placement Warrants	91,925	$1,150.00	3.88
February 2024 Series A Common Warrants	6,127	139.00	2.37
September 2024 Series C Common Warrants	81,753	0.04	2.96
December 2024 Common Warrants	84,061	5.61	3.23
January 2025 Common Warrants	163,853	5.82	3.27
February 2025 Pre-funded Warrants	426,740	0.0001	-
February 2025 Common Warrants	2,551,020	1.96	4.86
Outstanding as of March 31, 2025	3,405,479	$33.18	4.06

NOTE 9 – WARRANTS

Accounting for warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding.

Public and Private Placement Warrants (Successor)

At December 31, 2024, there were 91,925 Public and Private Placement Warrants outstanding, each with a right to purchase one share of Common Stock for $1,150. The Public and Private Placement Warrants became exercisable 30 days after the Merger. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the warrants and a current prospectus relating to such Common Stock. The Public and Private Placement Warrants were registered under a resale registration statement on Form S-1 (File No. 333-279156), which was declared effective by the Securities and Exchange Commission on July 5, 2024.

Notwithstanding the foregoing, Public and Private Placement Warrant holders may, during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public and Private Placement Warrants will expire five years after the Merger or earlier upon redemption or liquidation.

Once the warrants became exercisable, the Company may, with 30 days prior notice, redeem the Public Warrants in whole and not in part, at a price of $0.01 per warrant if the shares underlying the warrants are registered and if the closing price of Common Stock equals or exceeds $1,800.00 for 20 of the prior 30 trading days. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants.

As discussed above, the Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Management has concluded that the Public Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Conversion Warrants

On November 14, 2019, Predecessor issued warrants to purchase a total of 1,849,638 shares of Predecessor Series A Preferred Stock at a price of $1.7571 per share. The warrants were exercisable into shares of Predecessor Series A Preferred Stock at the discretion of the holder, at any time in the five years after issuance. The warrants were analyzed and determined to be freestanding instruments issued in a transaction including the conversion or sale of the Series A Preferred Stock. A warrant to purchase up to 426,839 shares of Series A Preferred Stock was issued in a transaction that included the conversion of 100 shares of Series 1 Preferred Stock into 2,845,597 shares of Predecessor Series A Preferred Stock. Another warrant to purchase up to 1,422,799 shares of Series A Preferred Stock was issued concurrent with the purchase of 2,845,597 shares of Series A Preferred Stock. These warrants are collectively referred to as the “Predecessor Preferred Stock Warrants.” On February 14, 2024, the Predecessor Preferred Stock Warrants were converted into warrants to purchase up to 3,250 shares of Common Stock (“Conversion Warrants”).

The Conversion Warrants were exercisable for Common Stock at an exercise price equal to $1,000. The exercise price was subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the Conversion Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Conversion Warrants expired five years after the original Predecessor Preferred Stock Warrants were issued, or November 14, 2024.

As discussed above, Predecessor accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Based on the exercisability of the Predecessor Preferred Stock Warrants into Series A Preferred Stock, which had a cash redemption feature outside of the control of Predecessor, the Predecessor Preferred Stock Warrants were recorded as a derivative liability and were revalued at each reporting period, with the change in value being recorded on the statement of operations.

Series A Common Warrants (Successor) - February 2024

The Company’s 6,127 Series A Common Warrants are initially exercisable for cash at an exercise price equal to the greater of (x) $920 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (y) the closing price of the Common Stock on the trading day immediately prior to the Subscription Date (as defined in the Series A Common Warrant Agreement). The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the February 2024 PIPE Common Warrants will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment. On stockholder approval for the issuance of shares underlying the warrants, granted April 30, 2024, the exercise price of the Series A Common Warrants was adjusted to $139 per share, per the terms of the Securities Purchase Agreement. On April 30, 2024, the Company calculated the total fair value of the consideration for the modification of the Series A Common Warrants, which includes the incremental fair value of the Series A Common Warrants (determined by comparing the fair values immediately prior to and immediately after the modification). The incremental fair value was calculated using the Black-Scholes option-pricing model and amounted to $276,839, the effect of which was an increase in the net loss attributable to common shareholders in the statement of operations for the year ended December 31, 2024. In calculating the incremental fair value om April 30, 2024, the Company used the following assumptions: risk-free interest rate

Risk-free interest rate	4.72%
Expected life (in years)	4.80
Expected dividend yield	0%
Expected volatility	90%

The Series A Common Warrants will be exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The Series A Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the Series A Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Series A Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of February 2024 PIPE Common Warrants has the right to acquire the same as if the holder had exercised its Series A Common Warrants. The holders of Series A Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The Series A Common Warrants prohibit us from entering into specified fundamental transactions unless the Successor entity assumes all of our obligations under the Series A Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of Series A Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Series A Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of Series A Common Warrants can request the Company to exchange the then unexercised portion of their Series A Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

The Company’s Series A Common Warrants are exercisable into Common Stock and are recorded as equity.

September 2024 Series C Common Warrants (Successor)

The Company’s 81,753 September 2024 Series C Common Warrants are initially exercisable for cash at an initial exercise price equal to $9.80 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The exercise price is also subject to adjustment for the sale of Common Stock, or issuance or modification of options to result in the purchase of one share of Common Stock at an effective price per share lower than the then current Series C Common Warrant exercise price. Additionally, should the Company issue any variable priced convertible securities, the holders may elect an alternative exercise price that allows exercise at the effective purchase price applicable to the convertible security.

The September 2024 PIPE Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The Series C Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the Series C Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Series C Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of Series C Common Warrants has the right to acquire the same as if the holder had exercised its Series C Common Warrants. The holders of Series C Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The Series C Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the Series C Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of Series C Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Series C Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of Series C Common Warrants can request the Company to exchange the then unexercised portion of their Series C Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

The Company’s Series C Common Warrants are exercisable into Common Stock and are recorded as equity.

December 2024 Common Warrants (Successor)

On December 23, 2024, the Company issued warrants to purchase an aggregate of 84,061 shares of Common Stock to certain investors affiliated with each other to induce investors to exercise their Series A Preferred Warrants for cash (the “December 2024 Common Warrants”). The December 2024 Common Warrants are initially exercisable for cash at an initial exercise price equal to $5.61 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events).

The December 2024 Common Warrants are exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The December 2024 Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the December 2024 Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the December 2024 Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of December 2024 Common Warrants has the right to acquire the same as if the holder had exercised its December 2024 Common Warrants. The holders of December 2024 Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The December 2024 Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the December 2024 Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of December 2024 Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the December 2024 Common Warrants been exercised immediately prior to the applicable corporate event. Upon the consummation of any Fundamental Transaction, the Company shall exchange the December 2024 Common Warrants for consideration equal to the Black Scholes Value of such portion of the December 2024 Common Warrants subject to exchange (collectively, the “Aggregate Black Scholes Value”) in the form of, at the Company’s election (such election to pay in cash or by delivery of the Rights (as defined below), a “Consideration Election”), either (I) rights (with a beneficial ownership limitation, mutatis mutandis) (the “Rights”), convertible in whole, or in part, at any time, without the requirement to pay any additional consideration, at the option of the Holder, into such Corporate Event Consideration applicable to such Fundamental Transaction equal in value to the Aggregate Black Scholes Value issuable upon conversion of the Rights to be determined in increments of 10% (or such greater percentage as the Holder may notify the Company from time to time) of the portion of the Aggregate Black Scholes Value attributable to such Shares (the “Share Value Increment”), with the aggregate number of Shares issuable upon exercise of the Rights with respect to the first Successor Share Value Increment determined based on 70% of the Closing Bid Price of the Shares on the date the Rights are issued and on each of the nine subsequent Trading Days, in each case, the aggregate number of additional Shares issuable upon exercise of the Rights shall be determined based upon a Share Value Increment at 70% of the Closing Bid Price of the Shares in effect for such corresponding Trading Day (such ten (10) Trading Day period commencing on, and including, the date the Rights are issued, the “Rights Measuring Period”)), or (II) in cash; provided, that the Company shall not consummate a Fundamental Transaction if the Corporate Event Consideration includes capital stock or other equity interest (the “Successor Shares”) either in an entity that is not listed on an Eligible Market or an entity in which the daily share volume for the applicable Successor Shares for each of the twenty Trading Days prior to the date of consummation of such Fundamental Transaction is less than the aggregate number of Successor Shares issuable to the Holder upon conversion in full of the applicable Rights (without regard to any limitations on conversion therein, assuming the exercise in full of the Rights on the date of issuance of the Rights and assuming the Closing Bid Price of the Successor Shares for each Trading Day in the Rights Measuring Period is the Closing Bid Price on the Trading Day ended immediately prior to the time of consummation of the Fundamental Transaction).

The Company’s December 2024 Common Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment. The Company has recorded the December 2024 Common Warrants as equity.

On December 23, 2024, in connection with the issuance of the December 2024 Warrants, the Company calculated the fair value of such warrants using the Black-Scholes option-pricing model, and the Company determined that the aggregate total fair value of the December 2024 Warrants amounted to approximately $0.3 million, which were considered offering costs and were netted against the net proceeds received by the warrant exercise under the guidance of ASU 2021-04.

Preferred Warrants

The 2,500 Preferred Warrants were initially exercisable for cash at an exercise price equal to $800. The exercise price was subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Series A Preferred Stock issuable upon the exercise of the Preferred Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

We had the right, conditional upon the share price of CERO stock to be trading above $100.00 per share, to require the holders of Preferred Warrants to exercise such Preferred Warrants into up to an aggregate number of shares of Preferred Stock equal to the holder’s pro rata amount of 2,500 shares of Preferred Stock. In connection with the Series C PIPE Financing, we agreed with certain holders of the Preferred Warrants not to exercise such right to require such exercise by the holders thereof in consideration for their investment in the Series C PIPE Financing.

The Preferred Warrants prohibited us from entering into specified fundamental transactions unless the Successor assumes all of our obligations under the Preferred Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of the Preferred Warrants thereafter had the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Preferred Warrant been exercised immediately prior to the applicable corporate event.

During the period from February 14, 2024 through December 31, 2024, 1,875 Series A Preferred Warrants were exercised into 1,875 shares of Series A Preferred Stock for gross proceeds of $938,800. The remaining 625 Series A Preferred Warrants were exercised in January 2025 for gross proceeds of $500,000 (See Note 14).

The Company’s Preferred Warrants were exercisable into Series A Preferred Stock, which had no cash redemption features that required liability treatment. The Company recorded the Preferred Warrants as equity.

A summary of outstanding warrants as of December 31, 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Public Warrants	91,925	$1,150.00	4.13
February 2024 Series A Common Warrants	6,127	139.00	2.62
Series A Preferred Warrants	625	800.00	0.12
September 2024 Series C Common Warrants	81,753	9.80	3.23
December 2024 Common Warrants	84,061	5.61	3.48
Outstanding as of December 31, 2024	264,491	$409.61	3.60